CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net revenues:
Origination and servicing expenses	¥ 162,853	$ 23,686	¥ 260,026	¥ 177,210
Sales and marketing expenses	9,631	1,401	7,978	3,264
General and administrative expenses	276	40	21,387	179
Loan facilitation services
Net revenues:
Net revenues from related party	781	114	851	833
Other revenues | Beijing Lezhihui Technology Co., Ltd.
Net revenues:
Net revenues from related party	¥ 13,362	$ 1,943	¥ 3,740	¥ 2,179